SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (Details)	12 Months Ended
Dec. 31, 2023 segment
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Number of reportable operating segment	1